Vessel and other equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Beginning Balance	$ 0
Additions	355,700
Disposals	0
Ending Balance	355,700	$ 0
Accumulated depreciation December 31, 2014	0
Depreciation for the year	(2,622)
Accumulated depreciation December 31, 2015	(2,622)	0
Vessel, net December 31, 2015	353,078	0
Vessel [Member]
Beginning Balance	0
Additions	352,433
Disposals	0
Ending Balance	352,433	0
Accumulated depreciation December 31, 2014	0
Depreciation for the year	(2,422)
Accumulated depreciation December 31, 2015	(2,422)	0
Vessel, net December 31, 2015	350,011
Dry Docking [Member]
Beginning Balance	0
Additions	3,267
Disposals	0
Ending Balance	3,267	0
Accumulated depreciation December 31, 2014	0
Depreciation for the year	(200)
Accumulated depreciation December 31, 2015	(200)	$ 0
Vessel, net December 31, 2015	$ 3,067